Document And Entity Information	12 Months Ended
Jun. 30, 2023 shares
Document Information Line Items
Entity Registrant Name	ADVANCED HEALTH INTELLIGENCE LTD
Trading Symbol	AHI
Document Type	20-F/A
Current Fiscal Year End Date	--06-30
Entity Common Stock, Shares Outstanding	217,703,969
Amendment Flag	true
Amendment Description	This Amendment No.1 on Form 20-F (“Form 20-F/A”) is being filed to amend (i) Part I, Item 5.A. Operating Results, (ii) Part II, Item 15.A. Disclosure Controls and Procedures, (iii) Part II, Item 15.B. Management's Annual Report on Internal Control over Financial Reporting, and (iv) Part II, Item 15D. Changes in Internal Control Over Financial Reporting of the annual report on Form 20-F of Advanced Health Intelligence Ltd (the “Company”, “we”, “us”, “our” or “our company”) for the fiscal year ended June 30, 2023, filed with the Securities and Exchange Commission on October 31, 2023 (the “Original Filing”). No other changes have been made to the Original Filing.
Entity Central Index Key	0001815436
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun. 30, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	000-49843
Entity Incorporation, State or Country Code	C3
Entity Address, Address Line One	71-73 South Perth Esplanade
Entity Address, Address Line Two	Unit 5
Entity Address, City or Town	South Perth
Entity Address, Postal Zip Code	WA 6151
Entity Address, Country	AU
Title of 12(b) Security	American Depositary Shares, each representing twenty eight Ordinary Shares
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	PKF BRISBANE AUDIT
Auditor Location	Brisbane
Auditor Firm ID	6622
Business Contact
Document Information Line Items
Entity Address, Address Line One	71-73 South Perth Esplanade
Entity Address, Address Line Two	Unit 5
Entity Address, City or Town	South Perth
Entity Address, Postal Zip Code	WA 6151
Entity Address, Country	AU
Contact Personnel Name	Mr Scott Montgomery
City Area Code	+61
Local Phone Number	8 9316 9100